Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income (loss) before income taxes	$ (48,716)	$ (31,283)
Current	1,786	1,852
Deferred	(784)	(440)
Income tax expense (recovery)	1,002	1,412
Italy
Income Taxes [Line Items]
Income (loss) before income taxes	4,531	1,023
Current	84	20
Deferred	(828)	(511)
Income tax expense (recovery)	(744)	(491)
United States
Income Taxes [Line Items]
Income (loss) before income taxes	(4,088)	15,136
Current	14	6
Deferred	0	0
Income tax expense (recovery)	14	6
Canada
Income Taxes [Line Items]
Income (loss) before income taxes	(40,934)	(46,657)
Current	590	372
Deferred	0	0
Income tax expense (recovery)	590	372
Netherlands
Income Taxes [Line Items]
Income (loss) before income taxes	3,391	3,103
Current	744	601
Deferred	(25)	(25)
Income tax expense (recovery)	719	576
Poland
Income Taxes [Line Items]
Income (loss) before income taxes	2,228	3,002
Current	253	512
Deferred	69	118
Income tax expense (recovery)	322	630
Other
Income Taxes [Line Items]
Income (loss) before income taxes	(13,844)	(6,890)
Current	101	341
Deferred	0	(22)
Income tax expense (recovery)	$ 101	$ 319